Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		¥ 339,104	$ 46,457		¥ 284,957		¥ 245,948
Cost of revenue		(277,356)	(37,998)		(243,763)		(221,213)
Gross profit		61,748	8,459		41,194		24,735
Operating expenses
Sales and marketing expenses		(10,081)	(1,381)		(2,774)		(13,195)
Product development expenses		(24,775)	(3,394)		(32,142)		(65,971)
General and administrative expenses		(152,554)	(20,900)		(271,448)		(194,962)
Total operating expenses		(187,410)	(25,675)		(306,364)		(274,128)
Loss from operations		(125,662)	(17,216)		(265,170)		(249,393)
Income/(loss) from operations
Interest (expense)/income, net		1,684	231		(621)		(5,140)
Foreign currency exchange gain/(loss), net		(8,419)	(1,153)		333		375
Gain/(loss) on short-term investments		240	33		(518)		363
Impairment loss for equity method investments		(4,029)	(552)		(15,279)		(62,623)
Share of (loss)/profit from equity method investees, net of income tax		(196)	(27)		442		(2,020)
Impairment loss for long-term equity investment		(1,000)	(137)		(3,000)		(8,000)
Impairment loss for non-current assets							(7,642)
Goodwill impairment					(454)
Government grants		108	15		2,454		14,938
Other income, net		156,238	21,405		183,490		87,041
Gain on disposal of subsidiaries		1,412	193		3,330
Gain on acquisition of subsidiaries		272	37
(Loss)/income before income tax		20,648	2,829		(94,993)		(232,101)
Income tax (expense)/benefit		7,655	1,049		1,889		(7,487)
Net (loss)/income		28,303	3,878		(93,104)		(239,588)
Net (income)/loss attributable to non-controlling interests		2,530	347		1,351		(4,450)
Net (loss)/income attributable to Fangdd Network Group Ltd.		30,833	4,225		(91,753)		(244,038)
Net (loss)/income attributable to ordinary shareholders		30,833	4,225		(91,753)		(244,038)
Net (loss)/income		28,303	3,878		(93,104)		(239,588)
Other comprehensive income/(loss)
Foreign currency translation adjustment		14,925	2,045		(4,319)		11,036
Total comprehensive (loss)/income, net of tax		43,228	5,923		(97,423)		(228,552)
Total comprehensive (income)/loss attributable to non-controlling interests		2,530	347		1,351		(4,450)
Total comprehensive (loss)/income attributable to ordinary shareholders		¥ 45,758	$ 6,270		¥ (96,072)		¥ (233,002)
Net (loss)/income per share attributable to ordinary shareholders*
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 3.45	$ 0.47	[1]	¥ (22.74)	[1]	¥ (660.4)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 3.45	$ 0.47	[1]	¥ (22.74)	[1]	¥ (660.4)	[1]
Weighted average number of ordinary shares outstanding used in computing net (loss)/income per share*
Basic (in Shares)	[1]	8,926,591	8,926,591		4,034,877		369,533
Diluted (in Shares)	[1]	8,926,591	8,926,591		4,034,877		369,533

[1]	Retrospectively restated to reflect the Share Consolidation.